Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 89.5	$ 85.4	$ 78.6
Amortization expense related to computer software costs	10.8	9.2	7.4
Unamortized balance of computer software to be sold, leased or marketed	69.2	56.9
Repairs and maintenance expense	$ 16.8	$ 16.2	$ 13.8